Loans from Major Shareholder	12 Months Ended
Dec. 31, 2021
Disclosure of Loans From Major Shareholder [Abstract]
LOANs FROM MAJOR SHAREHOLDER

NOTE 9 - LOANS FROM MAJOR SHAREHOLDER:

In May 2018, the Company signed an agreement (the “2018 Credit Line”) to receive a short-term loan up to $3,000 from its major shareholder. The loan bore an interest rate of 10% per annum with a repayment date of April 30, 2019. The Company had the option to fully repay the loan at its own discretion during the 12 months period ended May 2019. The 2018 Credit Line was amended in October 2018, such that the aggregate amount available to the Company was $10,000. The 2018 Credit Line was unsecured, and bore multiple fixed interest rates, calculated on a linear basis from the disbursement date of each installment of the principal amounts: (i) 10% per annum for all amounts drawn until October 1, 2018, and (ii) 12% per annum for all amounts drawn as of October 1, 2018. The loan agreement was extended from repayment date April 30, 2019 to December 31, 2020 and bore an interest rate of 15% per annum, calculated on a linear basis from the disbursement date of each installment of the principal amount from April 30, 2019 up to its repayment in full accordance with the terms hereunder (the “Interest”). During 2019, part of the credit line amounted to $5,315 was converted to equity. During 2020 an additional part of the credit line was converted to equity and also paid in cash. The loan agreement was extended until December 31, 2021, so that the loan bore an interest rate of 15% per annum and the aggregate amount available to the Company during 2021was $1,000.

During 2020, the Company converted an amount of $6,950 of the major shareholder’s loans to 1,559,998 ordinary shares of the Company. Those loans were converted according to the quoted share price as of the conversion date. As of December 31, 2020, the total balance of this loan was $272. During 2021 this loan balance was paid entirely in cash, As of December 31, 2021 there is no longer outstanding balance to these loans.